SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]

Summarized information by segment for the years ended June 30, 2012 is as follows:

	Year ended June 30, 2012
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues	$190,251,683	$100,946,417	$30,505,832	$321,703,932
Costs of revenue	120,646,668	51,682,038	23,028,476	195,357,182

Gross profit	$69,605,015	$49,264,379	$7,477,356	$126,346,750

	Year ended June 30, 2011
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues	$142,323,167	$116,492,723	$4,025,996	$262,841,886
Costs of revenue	92,080,943	76,645,781	2,986,446	171,713,170

Gross profit	$50,242,224	$39,846,942	$1,039,550	$91,128,716

	Year ended June 30, 2010
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues	$106,665,862	$62,444,732	$4,978,602	$174,089,196
Costs of revenue	67,731,823	41,097,636	5,107,915	113,937,374

Gross profit	$38,934,039	$21,347,096	$(129,313)	$60,151,822

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]

The majority of the Company’s revenues and long-lived assets other than goodwill are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2010		2011	2012

Revenues:	$
PRC		173,533,701	262,212,528	297,154,293
Non-PRC (including Hong Kong)		555,495	629,358	24,549,639

		$174,089,196	262,841,886	321,703,932

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

The following table sets forth the long-lived assets other than goodwill by geographical area:

	June 30,
	2011		2012

Long-lived assets other than goodwill	$		$
PRC		78,314,521		85,990,556
Non-PRC (including Hong Kong)		9,823		1,088,704

		$78,324,344		$87,079,260